LOANS - RELATED PARTIES (Details Narrative) - USD ($)							6 Months Ended		12 Months Ended
	May 13, 2026	Apr. 30, 2026	Apr. 16, 2026	Mar. 25, 2026	Mar. 03, 2026	Apr. 02, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Advance balance						$ 40,000	$ 6,675.00				$ 24,500
Advance amount received	$ 2,200	$ 2,225	$ 2,250	$ 21,500	$ 3,000		31,175	$ 40,000	$ 40,000
Total loan balance							31,175
Loans - related parties							71,175		$ 40,000
Vice President [Member]
Advance balance							$ 40,000
Advance amount received						$ 40,000